CONDENSED CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Profit or loss [abstract]
Revenue	$ 140.4	$ 155.8	$ 466.8	$ 485.6	$ 657.0
Port expenses, bunkers and commissions	(69.5)	(60.6)	(209.0)	(190.5)	(259.9)
Charter hire	0.4	(1.4)	(2.5)	(6.5)	(8.5)
Operating expenses (Note 1)	(44.1)	(46.7)	(137.3)	(142.0)	(188.4)
Profit from sale of vessels			0.6	2.8	2.8
Administrative expenses (Note 1)	(10.9)	(10.1)	(35.2)	(32.3)	(45.0)
Other operating expenses	(1.6)		(2.2)	(0.3)	(0.4)
Share of profit/(loss) from joint ventures			0.2
Impairment losses on tangible and intangible assets (Note 2)	(1.3)	(2.6)	(1.3)	(3.6)	(3.6)
Depreciation (Note 2)	(28.7)	(28.6)	(85.9)	(86.3)	(114.5)
Operating profit/(loss) (EBIT)	(15.3)	5.8	(5.8)	26.9	39.5
Financial income	0.9	1.4	2.9	2.4	4.3
Financial expenses	(10.1)	(11.1)	(29.1)	(29.9)	(40.6)
Profit/(loss) before tax	(24.5)	(3.9)	(32.0)	(0.6)	3.2
Tax	(0.4)	(0.3)	(1.1)	(0.6)	(0.8)
Net profit/(loss) for the period	$ (24.9)	$ (4.2)	$ (33.1)	$ (1.2)	$ 2.4
EARNINGS PER SHARE
Basic earnings/(loss) per share (USD) (in dollars per share)	$ (0.34)	$ (0.07)	$ (0.45)	$ (0.02)	$ 0.04
Diluted earnings/(loss) per share (USD) (in dollars per share)	$ (0.34)	$ (0.07)	$ (0.45)	$ (0.02)	$ 0.04